Offerings - Offering: 1	Jun. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	347.05
Maximum Aggregate Offering Price	$ 3,470,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 479,276.05
Offering Note	This Registration Statement on Form S-8 covers 10,000,000 shares of common stock, par value $1.00 per share, of the Registrant (the "Common Stock") offered under the General Dynamics Corporation 401(k) Plan 3.0, the General Dynamics Corporation 401(k) Plan 6.0, the General Dynamics Corporation 401(k) QACA Plan, and the General Dynamics Corporation 401(k) Plan for Represented Employees (collectively, the "Plans"), the assets of each of which are held for investment through the General Dynamics Corporation 401(k) Plan Master Trust. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of additional shares of Common Stock as may become issuable in the event of stock splits, stock dividends or similar transactions. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of plan interests to be offered or sold pursuant to the Plans. The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act based on the average of the high and low sale prices of the Common Stock, as quoted on the New York Stock Exchange, on June 25, 2026.